Related Party Transactions - Summary of Key Management Personnel Compensation, Including Directors (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related party transactions [abstract]
Salaries and other benefits	$ 23	$ 25
Share-based payments	24	19
Total compensation	$ 47	$ 44